Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUE		$ 2,204,720	$ 2,966,672	$ 8,932,751	$ 18,621,344
COST OF REVENUE		1,892,403	2,669,412	9,881,622	16,952,201
GROSS PROFIT		312,317	297,260	(948,871)	1,669,143
OPERATING EXPENSES:
Selling, general and administrative		1,143,137	557,009	4,066,016	3,442,257
Goodwill impairment loss				1,023,533
Stock compensation expenses		171,897
Total operating expenses		1,315,034	557,009	5,089,549	3,442,257
LOSS FROM OPERATIONS		(1,002,717)	(259,749)	(6,038,420)	(1,773,114)
OTHER EXPENSES
Interest expense, net		(302,389)	(398,910)	(847,191)	(742,715)
Loss on loan extinguishment				(233,450)
Loss from short-term investment					(41,143)
Non cash finance expense		(1,000,000)
Other expenses			(370)	(752)	27,403
Total other expense, net		(1,302,389)	(399,280)	(1,081,393)	(756,455)
LOSS BEFORE INCOME TAXES		(2,305,106)	(659,029)	(7,119,813)	(2,529,569)
PROVISION FOR (BENEFIT OF) INCOME TAXES
Current				2,421	76,287
Deferred			(130,366)	215,937	(144,731)
PROVISION FOR (BENEFIT OF) INCOME TAXES		1,700	(91,650)	218,358	(68,444)
NET LOSS		(2,306,806)	(567,379)	(7,338,171)	(2,461,125)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment		50	856	788	(1,863)
COMPREHENSIVE LOSS		$ (2,306,756)	$ (566,523)	$ (7,337,383)	$ (2,462,988)
WEIGHTED AVERAGE NUMBER OF COMMON STOCK*
Basic (in Shares)	[1]	23,172,923	22,272,478	22,272,478	16,707,410
LOSS PER SHARE
Basic (in Dollars per share)		$ (0.1)	$ (0.03)	$ (0.33)	$ (0.15)

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024